Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000069642
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	Investor Class
Trading Symbol	RPGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Investor Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,018,670,000
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,018,670
Number of Portfolio Holdings	247

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.5%
Financials	15.2
Industrials & Business Services	9.6
Communication Services	9.1
Health Care	6.7
Consumer Discretionary	6.1
Energy	5.3
Materials	3.4
Utilities	2.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.5%
Alphabet	4.3
Apple	3.4
Microsoft	2.7
Amazon.com	2.6
Taiwan Semiconductor Manufacturing	2.4
Broadcom	2.4
Advanced Micro Devices	2.1
SB Technology	2.1
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000069643
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - Advisor Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,018,670,000
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,018,670
Number of Portfolio Holdings	247

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.5%
Financials	15.2
Industrials & Business Services	9.6
Communication Services	9.1
Health Care	6.7
Consumer Discretionary	6.1
Energy	5.3
Materials	3.4
Utilities	2.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.5%
Alphabet	4.3
Apple	3.4
Microsoft	2.7
Amazon.com	2.6
Taiwan Semiconductor Manufacturing	2.4
Broadcom	2.4
Advanced Micro Devices	2.1
SB Technology	2.1
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184322
Shareholder Report [Line Items]
Fund Name	Global Growth Stock Fund
Class Name	I Class
Trading Symbol	RGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Growth Stock Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Growth Stock Fund - I Class	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,018,670,000
Holdings Count | Holding	247
InvestmentCompanyPortfolioTurnover	31.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,018,670
Number of Portfolio Holdings	247

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	37.5%
Financials	15.2
Industrials & Business Services	9.6
Communication Services	9.1
Health Care	6.7
Consumer Discretionary	6.1
Energy	5.3
Materials	3.4
Utilities	2.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	5.5%
Alphabet	4.3
Apple	3.4
Microsoft	2.7
Amazon.com	2.6
Taiwan Semiconductor Manufacturing	2.4
Broadcom	2.4
Advanced Micro Devices	2.1
SB Technology	2.1
Meta Platforms	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless